Earnings Per Common Share - Dilutive Shares (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Class of Stock [Line Items]
Noncash dividends	$ 100
Redemption of preferred stock	6,561
Common stock issued in connection with exchanges of preferred stock and trust preferred securities		160
Common Stock
Class of Stock [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants			150
Retained Earnings
Class of Stock [Line Items]
Redemption of preferred stock	100
Common stock issued in connection with exchanges of preferred stock and trust preferred securities		44
Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock	6,600
Preferred Stock Series H, J, 6, 7, and 8 | Retained Earnings
Class of Stock [Line Items]
Redemption of preferred stock	$ 100
Series T Preferred Stock
Class of Stock [Line Items]
Incremental common shares attributable to dilutive effect of conversion of preferred stock	700